SEMI ANNUAL REPORT

MUTUAL EUROPEAN FUND

June 30, 1998

[LOGO]

FRANKLIN(R) TEMPLETON(R)

PAGE

[PHOTO OF MICHAEL F. PRICE APPEARS HERE]

                           SPECIAL SHAREHOLDER UPDATE

Dear Shareholder:

As Mutual Series has grown, I have worked closely with a team of individuals who share my belief in the disciplined, value-oriented investment approach pioneered by Max Heine more than forty years ago. This process demands intense fundamental analysis - doing your homework, crunching the numbers, and truly striving to be an expert in the businesses in which you invest.

Today, we have a senior portfolio group that is among the best in the industry, and effective November 1, we plan to formalize their management roles. Peter Langerman will be Chief Executive Officer and Rob Friedman will be Chief Investment Officer, with overall responsibility for the funds' portfolio management. Their work will be supported by our senior team, which includes Jeff Altman, Ray Garea, David Marcus, Larry Sondike and David Winters - each of whom have made significant contributions to our success. While I will no longer be actively managing the funds' portfolios, I will continue as Chairman of the Boards of Directors that oversee the Mutual Series funds and Franklin Mutual Advisers, Inc.

More than anything, these new titles reflect the tremendous confidence I have in each of these individuals. Peter Langerman has been with Mutual Series since 1986, and has served as Chief Operating Officer since May 1997. Rob Friedman has been with our organization since 1988, and has done exceptional work in implementing our philosophy both domestically and abroad. He has also been instrumental to the success of Mutual Discovery Fund.

Both personally and professionally, I remain strongly committed to Mutual Series and will continue to be very much a part of this organization in the years ahead. My substantial personal investment in the funds should speak for itself.

We hope that you will share the confidence we have in the abilities of Peter, Rob and our senior management team to lead Mutual Series and continue our tradition of value investing.

Sincerely,

/s/ Michael F. Price

Michael F. Price


PAGE


SHAREHOLDER LETTER


Your Fund's Objective: Mutual European Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities. The fund will normally have at least 65% of its invested assets in the securities of issuers organized under the laws of, whose principal business operations or at least 50% of whose revenue is earned from, European countries.

Dear Shareholder:

We are pleased to bring you this semiannual report of Mutual European Fund, which covers the six months ended June 30, 1998. During this time, many European economies benefited from tight fiscal policies, low interest rates, and extensive corporate restructuring. Most stock markets in the region rose, with France, Germany, and Spain among the top performers. Within this environment, the fund's Class Z shares produced a six-month 19.21% cumulative total return, as discussed in the Performance Summary on page 4.

CONTENTS

Shareholder Letter            1

Performance Summaries
   Class Z                    4
   Class I                    6
   Class II                   7

Statement of Investments     11

Financial Statements         18

Notes to Financial
Statements                   21

[PYARAMID GRAPH]

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.



PAGE


PORTFOLIO BREAKDOWN
Based on Total Net Assets
6/30/98


This chart shows in pie format the portfolio breakdown of the fund's securities on June 30, 1998, based on total net assets


[PIE GRAPH APPEARS HERE]

EQUITIES - 78.9%
BONDS - 2.3%
SHORT-TERM INVESTMENTS & OTHER NET ASSETS - 18.8%






TOP 10 COUNTRIES
6/30/98

This table shows the Top 10 Countries of the fund on June 30, 1998, based on total net assets.

                    % of Total
  Country           Net Assets
  -------           ----------
  United Kingdom         20.9%
  France                 15.6%
  Sweden                 14.0%
  Netherlands             5.1%
  Finland                 4.0%
  Germany                 3.8%
  Italy                   3.8%
  Denmark                 2.6%
  Belgium                 2.2%
  Switzerland             2.1%


A number of our holdings contributed to the fund's performance during the six months under review. Suez Lyonnaise des Eaux SA continued its metamorphosis into one of the world's largest water and waste services companies. Its stock price rose considerably, as did our shares of Railtrack Group Plc., which owns nearly all of Britain's railway infrastructure. Despite a weak oil sector, our holdings of Societe Elf Aquataine SA, a French petroleum explorer, performed well due to the company's restructing efforts. And our position in Sampo Insurance Co. Ltd., a large Finnish company, also appreciated in value. In our opinion, the ongoing restructuring of the Scandinavian financial services sector bodes well for this firm.

We also found interesting value in some small-cap and medium-cap companies. As you know, our goal is to locate bargain stocks that may be out of favor with other investors - gems whose luster is only starting to show. In reviewing the fund's holdings, you may find the names of some firms that you have not seen elsewhere.

During the reporting period, the euro (Europe's future single currency) was the center of much discussion in the European economic community. The euro will change the way many businesses operate. Currently, various corporations are consolidating and merging in an attempt to compete more effectively in the global marketplace. Following the value-driven investment strategy that

2

PAGE

has led to the fund's impressive performance since its inception, we stand ready to invest in companies that have done their homework and are prepared for this new development. However, it should be remembered that the euro is untested. Some European economies are booming, while others are floundering, raising the question of whether to increase interest rates or lower them. Even though the European Monetary Union might foster a unified labor market, which could provide workers there with access to more jobs, the European workforce is not as mobile as the one in the United States. A Texan may move to California, but an Austrian is less likely to move to Portugal.

We appreciate your participation in Mutual European Fund and welcome your comments and suggestions.

Sincerely,

Franklin Mutual Advisers Senior Portfolio Management Team


TOP 10 HOLDINGS
6/30/98

This table shows the Top 10 Holdings of the fund on June 30, 1998, based on total net assets.

  Company                             % of Total
  Industry, Country                   Net Assets
  -----------------                   ----------
  Suez Lyonnaise des Eaux SA
  Business & Public Services,
  France                                    2.9%

  Railtrack Group Plc.
  Transportation, United Kingdom            1.4%

  Sampo Insurance Co. Ltd., A
  Insurance, Finland                        1.3%

  ASG AB, B
  Transportation, Sweden                    1.2%

  Finnveden Invest AB, B
  Industrial Products, Sweden               1.1%

  Societe Elf Aquitaine SA
  Energy Sources, France                    1.1%

  Ste Eurofrance
  Multi-Industry, France                    1.0%

  Ste Gernerale de Belgique SA
  Multi-Industry, Belgium                   1.0%

  Invik & Co. AB, B
  Multi-Industry, Sweden                    1.0%

  Pohjola Insurance Co. Ltd.
  Insurance, Finland                        1.0%

The discussion contained in this report reflects our views, opinions and portfolio holdings as of June 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

The fund's investments in foreign securities involve special risks, including political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. Notably, the fund expects to hedge against currency risk where feasible and to the extent possible.

The fund may also invest in lower-rated "junk bonds," which entail greater credit risks than higher-rated bonds. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings, or liquidations. The risks associated with these investments are described in the fund's prospectus.


                                                                               3
PAGE

PERFORMANCE SUMMARY

CLASS Z

Mutual European Fund - Class Z produced a 19.21% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions.

The fund's Class Z share price increased $2.42, from $12.60 on December 31, 1997, to $15.02 on June 30, 1998. During the reporting period, Class Z shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

Past performance is not predictive of future results.

4

PAGE

CLASS Z
PERIODS ENDED 6/30/98

                                                                Since
                                                              Inception
                                                      1-Year   (7/3/96)
                                                      ------   --------
  Cumulative Total Return (1)                         29.83%     68.26%
  Average Annual Total Return (2)                     29.83%     29.88%
  Value of $10,000 Investment (3)                    $12,983    $16,826


1. Cumulative total return represents the change in value of an investment over the indicated periods.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods. All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

                                                                               5

PAGE


CLASS I

Mutual European Fund - Class I produced an 18.95% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the sales charge.

The fund's Class I share price, as measured by net asset value, increased $2.38, from $12.56 on December 31, 1997, to $14.94 on June 30, 1998. During the reporting period, Class I shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.


CLASS I
PERIODS ENDED 6/30/98

                                                                 Since
                                                               Inception
                                                      1-Year   (11/1/96)
                                                      ------   ---------
  Cumulative Total Return (1)                          29.16%    54.03%
  Average Annual Total Return (2)                      23.30%    26.17%
  Value of $10,000 Investment (3)                     $12,330   $14,710

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 4.5% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

                                                                               6
PAGE

Class II

Mutual European Fund - Class II produced an 18.77% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges.

The fund's Class II share price, as measured by net asset value, increased $2.35, from $12.52 on December 31, 1997, to 14.87 on June 30, 1998. During the
reporting period, Class II shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

CLASS II
PERIODS ENDED 6/30/98

                                                                 Since
                                                               Inception
                                                      1-Year   (11/1/96)
                                                      ------   ---------
  Cumulative Total Return(1)                          28.60%    52.63%
  Average Annual Total Return(2)                      26.32%    27.72%
  Value of $10,000 Investment(3)                     $12,632   $15,012


1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the 1.0% initial sales charge and 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

                                                                               7

PAGE


MUTUAL EUROPEAN FUND
Financial Highlights

                                                                                   CLASS Z
                                                                ----------------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1998         -----------------------
                                                                 (UNAUDITED)++          1997++         1996+
                                                                ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $12.60             $11.39         $10.00
                                                                ----------------------------------------------
Income from investment operations:
 Net investment income......................................             .19                .33            .06
 Net realized and unrealized gains..........................            2.23               2.28           1.40
                                                                ----------------------------------------------
Total from investment operations............................            2.42               2.61           1.46
                                                                ----------------------------------------------
Less distributions from:
 Net investment income......................................              --               (.84)          (.05)
 Net realized gains.........................................              --               (.56)          (.02)
                                                                ----------------------------------------------
Total distributions.........................................              --              (1.40)          (.07)
                                                                ----------------------------------------------
Net asset value, end of period..............................          $15.02             $12.60         $11.39
                                                                ----------------------------------------------
Total Return*...............................................          19.21%             23.16%         14.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $719,949           $546,780       $450,495
Ratios to average net assets:
 Expenses...................................................           1.03%**            1.02%          1.09%**
 Expenses, excluding waiver and payments by affiliate.......           1.07%**            1.05%          1.15%**
 Net investment income......................................           2.71%**            2.53%          1.87%**
Portfolio turnover rate.....................................          30.50%             98.12%         36.75%

*Total return is not annualized.
**Annualized.
+For the period July 3, 1996 (commencement of operations) to December 31, 1996. ++Based on average weighted shares outstanding.

 8

PAGE


MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                                    CLASS I
                                                                -----------------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1998         ------------------------
                                                                 (UNAUDITED)++          1997++          1996+
                                                                -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $12.56             $11.38         $10.84
                                                                -----------------------------------------------
Income from investment operations:
 Net investment income......................................             .18                .24            .03
 Net realized and unrealized gains..........................            2.20               2.31            .58
                                                                -----------------------------------------------
Total from investment operations............................            2.38               2.55            .61
                                                                -----------------------------------------------
Less distributions from:
 Net investment income......................................              --               (.81)          (.05)
 Net realized gains.........................................              --               (.56)          (.02)
                                                                -----------------------------------------------
Total distributions.........................................              --              (1.37)          (.07)
                                                                -----------------------------------------------
Net asset value, end of period..............................          $14.94             $12.56         $11.38
                                                                -----------------------------------------------
Total Return*...............................................          18.95%             22.61%          5.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $204,498            $93,231         $9,200
Ratios to average net assets:
 Expenses...................................................           1.38%**            1.37%          1.32%**
 Expenses, excluding waiver and payments by affiliate.......           1.42%**            1.39%          1.42%**
 Net investment income......................................           2.61%**            1.84%          1.44%**
Portfolio turnover rate.....................................          30.50%             98.12%         36.75%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.

                                                                               9

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                                   CLASS II
                                                                ----------------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1998         -----------------------
                                                                 (UNAUDITED)++          1997++         1996+
                                                                ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $12.52            $11.38         $10.84
                                                                ----------------------------------------------
Income from investment operations:
 Net investment income......................................             .14               .13            .02
 Net realized and unrealized gains..........................            2.21              2.33            .58
                                                                ----------------------------------------------
Total from investment operations............................            2.35              2.46            .60
                                                                ----------------------------------------------
Less distributions from:
 Net investment income......................................              --              (.76)          (.04)
 Net realized gains.........................................              --              (.56)          (.02)
                                                                ----------------------------------------------
Total distributions.........................................              --             (1.32)          (.06)
                                                                ----------------------------------------------
Net asset value, end of period..............................          $14.87            $12.52         $11.38
                                                                ----------------------------------------------
                                                                ----------------------------------------------
Total Return*...............................................          18.77%            21.79%          5.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $112,075           $49,174         $2,754
Ratios to average net assets:
 Expenses...................................................           2.03%**           2.02%          1.94%**
 Expenses, excluding waiver and payments by affiliate.......           2.07%**           2.05%          2.04%**
 Net investment income......................................           1.98%**           1.03%           .79%**
Portfolio turnover rate.....................................          30.50%            98.12%         36.75%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
 10

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS 78.4%
BANKING 3.5%
Australia & New Zealand Banking Group Ltd. .................    Australia         205,000     $    1,414,178
Australia & New Zealand Banking Group Ltd., ADR.............    Australia          45,000          1,538,437
*Banca Nazionale del Lavoro SpA.............................      Italy           234,000          6,185,851
Banque Cantonale de Geneve..................................   Switzerland         23,000          7,270,899
Banque Cantonale Vaudoise...................................   Switzerland         10,700          4,373,681
BG Bank AS..................................................     Denmark          122,000          7,556,123
Fokus Bank AS...............................................      Norway          650,000          5,040,073
*Fokus Bank AS, rts. .......................................      Norway          650,000              9,318
Merita Ltd., A..............................................     Finland          438,500          2,893,255
                                                                                              --------------
                                                                                                  36,281,815
                                                                                              --------------
BEVERAGES & TOBACCO 2.9%
B.A.T. Industries Plc. .....................................  United Kingdom      490,000          4,913,572
Bbag Oesterreichische Brau-Beteiligungs AG..................     Austria          137,120          8,098,275
Heineken Holding NV, A......................................   Netherlands        214,062          7,050,513
Seita.......................................................      France          140,000          6,344,691
Swedish Match AB............................................      Sweden        1,230,000          4,087,199
                                                                                              --------------
                                                                                                  30,494,250
                                                                                              --------------
BROADCASTING & PUBLISHING 3.7%
Alma Media OYJ, Series 2....................................     Finland          118,750          4,155,693
A-Pressen AS, A.............................................      Norway           62,000          1,211,963
Mirror Group Plc. ..........................................  United Kingdom    1,140,000          4,298,729
*Modern Times Group AB......................................      Sweden          468,200          6,105,757
NV Holdingsmij de Telegraaf.................................   Netherlands        282,000          6,792,842
Pearson Plc. ...............................................  United Kingdom      389,753          7,153,340
Scottish Media Group Plc. ..................................  United Kingdom      100,000          1,341,476
United News & Media Plc. ...................................  United Kingdom      481,000          6,737,403
                                                                                              --------------
                                                                                                  37,797,203
                                                                                              --------------
BUILDING MATERIALS & COMPONENTS .5%
Williams Plc. ..............................................  United Kingdom      850,000          5,484,992
                                                                                              --------------
BUSINESS & PUBLIC SERVICES 5.3%
IFIL Finanziaria Partecipazioni SpA.........................      Italy         1,100,000          5,107,198
*IFIL Finanziaria Partecipazioni SpA, rts. .................      Italy         1,100,000             52,415
Ratin AS, B.................................................     Denmark           30,000          6,347,244
Sophus Berendsen AS, B......................................     Denmark           34,500          1,429,766
Suez Lyonnaise des Eaux SA..................................      France          184,058         30,290,723
+*Uniholding Corp. .........................................  United States         5,000             25,469
+*Uniholding Corp. (Illiquid)...............................  United States       576,585          2,882,925
Vivendi.....................................................      France           20,000          4,270,592
Yorkshire Water Plc. .......................................  United Kingdom      655,887          4,924,570
                                                                                              --------------
                                                                                                  55,330,902
                                                                                              --------------
CHEMICALS 4.9%
British Vita Plc. ..........................................  United Kingdom    1,858,000          7,967,197
Croda International Plc. ...................................  United Kingdom      900,000          5,736,310

                                                                              11

PAGE

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS (CONT.)
DSM NV......................................................   Netherlands         73,000     $    7,493,068
Hoechst AG..................................................     Germany          175,000          8,735,457
Inspec Group Plc. ..........................................  United Kingdom    1,100,000          4,817,799
Laporte Plc. ...............................................  United Kingdom      290,000          3,471,736
Scapa Group Plc. ...........................................  United Kingdom    1,750,000          5,591,567
Yule Catto & Company Plc. ..................................  United Kingdom    1,046,778          6,558,300
                                                                                              --------------
                                                                                                  50,371,434
                                                                                              --------------
DATA PROCESSING & REPRODUCTION .5%
Tecnost Mael SpA............................................      Italy         1,860,000          5,545,836
                                                                                              --------------
ELECTRICAL & ELECTRONICS 1.0%
Philips Electronics NV......................................   Netherlands         55,000          4,623,439
Racal Electronics Plc. .....................................  United Kingdom    1,000,000          5,647,879
                                                                                              --------------
                                                                                                  10,271,318
                                                                                              --------------
ELECTRONIC COMPONENTS & INSTRUMENTS .3%
Spectra Physics AB, A.......................................      Sweden          214,400          3,427,755
                                                                                              --------------
ENERGY EQUIPMENT & SERVICES 2.2%
Bouygues Offshore SA, ADR...................................      France          212,700          4,493,287
*Cie Generale De Geophysique SA, ADR........................      France          230,000          6,756,250
ISIS SA.....................................................      France           53,000          6,486,933
Koninklijke Pakhoed NV......................................   Netherlands         63,900          2,073,247
Saipem SpA..................................................      Italy           538,000          2,770,584
                                                                                              --------------
                                                                                                  22,580,301
                                                                                              --------------
ENERGY SOURCES 1.7%
Electrafina SA..............................................     Belgium           27,000          3,482,935
Saga Petroleum AS, B........................................      Norway          233,200          3,297,348
Societe Elf Aquitaine SA....................................      France           77,700         10,923,751
                                                                                              --------------
                                                                                                  17,704,034
                                                                                              --------------
FINANCIAL SERVICES 2.4%
Axa-UAP.....................................................      France           67,000          7,535,561
British Empire Securities and General Trust Plc. ...........  United Kingdom      750,000          1,473,496
*Cir Cie Industriali Riunite SpA............................      Italy         3,820,000          4,766,538
Electra Investment Trust Plc. ..............................  United Kingdom      525,000          5,663,104
London Forfaiting Co. ......................................  United Kingdom    1,005,000          4,569,401
*Mercury European Privitization Trust Plc., wts. ...........  United Kingdom      540,000            808,639
                                                                                              --------------
                                                                                                  24,816,739
                                                                                              --------------

 12

PAGE

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
FOOD & HOUSEHOLD PRODUCTS 2.0%
Berisford Plc. .............................................  United Kingdom    1,041,000     $    3,968,841
Cadbury Schweppes Plc. .....................................  United Kingdom      465,359          7,224,890
Klene Holding NV............................................   Netherlands         63,510          1,217,624
Van Melle NV................................................   Netherlands         77,492          5,580,856
Weetabix Ltd., A............................................  United Kingdom       43,100          2,696,716
                                                                                              --------------
                                                                                                  20,688,927
                                                                                              --------------
FOREST PRODUCTS & PAPER .5%
*Alliance Forest Products Inc. .............................      Canada          160,000          2,420,863
Avenor Inc. ................................................      Canada           95,000          2,222,298
                                                                                              --------------
                                                                                                   4,643,161
                                                                                              --------------
HEALTH & PERSONAL CARE .9%
Astra AB, A.................................................      Sweden          325,000          6,642,716
*Vencor Inc. ...............................................  United States       397,700          2,883,325
                                                                                              --------------
                                                                                                   9,526,041
                                                                                              --------------
INDUSTRIAL COMPONENTS 4.4%
Charter Plc. ...............................................  United Kingdom      500,821          5,243,521
Cie Plastic Omnium SpA......................................      France           23,742          3,510,643
Finnveden Invest AB, B......................................      Sweden          479,600         11,005,379
Hexagon AB, B...............................................      Sweden          212,257          6,494,214
Lucas Varity Plc. ..........................................  United Kingdom    1,500,000          5,975,323
Magneti Marelli SpA.........................................      Italy         3,395,000          7,485,024
Michelin SA, B..............................................      France           60,000          3,463,447
Morgan Crucible Company Plc. ...............................  United Kingdom      400,000          2,592,852
                                                                                              --------------
                                                                                                  45,770,403
                                                                                              --------------
INSURANCE 7.9%
*Allianz AG, wts. ..........................................      France           61,115            355,308
Assurances Generales de France AGF..........................      France          123,000          6,959,692
AXA Colonia Konzern AG......................................     Germany           59,700          7,392,216
*Companhia de Seguros Mundial Confianca SA..................     Portugal         141,650          3,765,166
Corporacion Mapfre Plc. ....................................      Spain           197,200          6,930,146
Guardian Royal Exchange Plc. ...............................  United Kingdom      800,000          4,711,850
Koelnische Rueckversicherungs AG............................     Germany            2,152          3,157,181
Muenchner Rueckversicherungs-Gesellschaft...................     Germany            7,100          3,520,499
Pohjola Insurance Co. Ltd. .................................     Finland          207,000         10,262,375
Royal & Sun Alliance Insurance Group Plc. ..................  United Kingdom      485,000          5,017,186
Sampo Insurance Co. Ltd., A.................................     Finland          295,000         13,979,896
SCOR SA.....................................................      France          115,181          7,305,973
Topdanmark AS...............................................     Denmark           19,252          3,193,307
Union Assurances Federales SA...............................      France           32,210          5,077,097
                                                                                              --------------
                                                                                                  81,627,892
                                                                                              --------------

                                                                              13
PAGE

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
MACHINERY & ENGINEERING 3.8%
IMI Plc. ...................................................  United Kingdom      931,000     $    5,770,790
Incentive AS................................................     Denmark          151,932          8,815,016
*KSB AG.....................................................     Germany            2,250            538,504
Laird Group Plc. ...........................................  United Kingdom      950,000          4,422,365
Mckechnie Group Plc. .......................................  United Kingdom      625,000          4,546,668
Partek AB...................................................     Finland          167,500          2,900,327
Rauma OY....................................................     Finland          274,300          5,624,539
TT Group Plc. ..............................................  United Kingdom    1,320,000          6,508,159
                                                                                              --------------
                                                                                                  39,126,368
                                                                                              --------------
MERCHANDISING 1.6%
FKI Plc. ...................................................  United Kingdom    2,000,000          5,823,072
*Provigo Inc. ..............................................      Canada          360,000          2,227,738
*Signet Group Plc. .........................................  United Kingdom    8,000,000          5,773,017
Wassall Plc. ...............................................  United Kingdom      625,000          3,112,799
                                                                                              --------------
                                                                                                  16,936,626
                                                                                              --------------
METALS & MINING 1.4%
+Segerstroem & Svensson AB, B...............................      Sweden          980,000          8,049,004
Trelleborg AB, B............................................      Sweden          480,000          6,319,828
                                                                                              --------------
                                                                                                  14,368,832
                                                                                              --------------
MULTI-INDUSTRY 16.9%
*Albatros Investissement SA.................................      France           90,000          3,483,295
*Anders Dioes AB............................................      Sweden          551,300          3,456,470
Atag Holding NV.............................................   Netherlands         41,609          2,697,978
Atle AB.....................................................      Sweden          275,000          4,793,163
Brierley Investments Ltd. ..................................   New Zealand      8,735,200          4,353,067
CGIP-Compagnie Generale Industrie de Participation..........      France           15,170          8,016,565
Cie Financiere Richemont AG, A..............................   Switzerland          7,800         10,207,674
Cie Nationale A Portfeuille.................................     Belgium           56,441          5,096,527
Custos AB, A................................................      Sweden           59,500          1,514,564
Custos AB, B................................................      Sweden          341,520          8,607,697
Elementis Plc. .............................................  United Kingdom      965,000          2,479,561
*Fimalac SA.................................................      France           45,244          5,313,139
Financiere Et Industrielle Gaz Et Eaux SA...................      France           81,239          4,452,934
Gendis Inc., A..............................................      Canada          420,000          3,484,411
+Geveko AB, B...............................................      Sweden          552,134          8,446,545
Grampian Holdings Plc. .....................................  United Kingdom    2,310,000          4,837,071
Groupe Bruxelles Lambert SA.................................     Belgium           21,000          4,238,377
Hogg Robinson Plc. .........................................  United Kingdom      933,000          4,226,474
Inchcape Plc. ..............................................  United Kingdom    2,000,000          6,373,678
Investor AB, A..............................................      Sweden           34,000          1,969,680
Investor AB, B..............................................      Sweden          120,850          7,054,092
Invik & Co. AB, B...........................................      Sweden          132,512         10,385,083
Lagardere S.C.A. ...........................................      France          188,687          7,855,196

 14

PAGE

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY (CONT.)
Marine Wendel SA............................................      France           35,687     $    6,569,572
Montedison SpA..............................................      Italy         4,272,000          5,287,277
Oresund Investment AB.......................................      Sweden          211,333          6,624,942
Orkla ASA, B................................................      Norway          275,400          5,885,919
Pilkington Plc. ............................................  United Kingdom    1,200,000          2,222,445
*Saab AB, B.................................................      Sweden           38,712            407,755
Ste Eurafrance..............................................      France           17,142         10,773,999
Ste Generale de Belgique SA.................................     Belgium           61,009         10,411,372
Tomkins Plc. ...............................................  United Kingdom      782,268          4,251,740
                                                                                              --------------
                                                                                                 175,778,262
                                                                                              --------------
REAL ESTATE 3.9%
*Asticus AB.................................................      Sweden          313,600          3,460,457
Castellum AB................................................      Sweden          480,000          5,657,751
*Fastighets AB Balder.......................................      Sweden          473,940          4,724,602
Fastighets AB Tornet, A.....................................      Sweden          193,500          3,105,744
First Union Real Estate Equity & Mtg. Investments, SBI......  United States       337,028          3,117,509
Metropolis Realty Trust Inc. ...............................  United States       152,000          8,056,000
(R)*Security Capital Global Realty..........................  United States        56,250          1,125,000
Sefimeg.....................................................      France           12,472            903,529
*Sponda OYJ.................................................     Finland          250,000          1,749,765
Ste des Immeubles De France.................................      France           58,480          4,797,605
Wallenstam Byggnads AB, B...................................      Sweden          460,000          3,460,858
                                                                                              --------------
                                                                                                  40,158,820
                                                                                              --------------
RECREATION & OTHER CONSUMER GOODS .4%
EMI Group Plc. .............................................  United Kingdom      435,000          3,806,810
                                                                                              --------------
TELECOMMUNICATIONS .3%
Telecom Italia SpA..........................................      Italy           255,000          1,863,061
Telecom Italia SpA, di Risp.................................      Italy           198,000            963,406
                                                                                              --------------
                                                                                                   2,826,467
                                                                                              --------------
TRANSPORTATION 4.9%
ASG AB, B...................................................      Sweden          393,000         12,073,506
BTL AB, B...................................................      Sweden        1,292,800          6,954,460
Deutsche Lufthansa AG.......................................     Germany          276,000          6,926,759
Florida East Coast Industries Inc. .........................  United States        60,000          1,755,000
*Koninklijke Van Ommeren NV.................................   Netherlands        125,000          5,247,763
Railtrack Group Plc. .......................................  United Kingdom      605,000         14,869,106
Smit Internationale NV......................................   Netherlands        103,908          2,814,537
                                                                                              --------------
                                                                                                  50,641,131
                                                                                              --------------
UTILITIES ELECTRICAL & GAS .6%
Thames Water Group Plc. ....................................  United Kingdom      330,000          5,946,541
                                                                                              --------------
TOTAL COMMON STOCKS (COST $677,424,806).....................                                     811,952,860
                                                                                              --------------

                                                                              15

PAGE

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
PREFERRED STOCK (COST $5,518,515) .5%
KSB AG, pfd. ...............................................     Germany           20,000     $    4,986,150
                                                                                              --------------

                                                                               PRINCIPAL
                                                                                AMOUNT**
                                                                               ---------
CORPORATE BONDS AND NOTES .6%
Eurotunnel Plc.:
  Jr. Note Tranche JD 3 Tier 1..............................  United Kingdom      883,152GBP       1,315,135
  Jr. Note Tranche JD 3 Tier 2..............................  United Kingdom      714,152GBP       1,012,829
  Jr. Note Tranche JD 3 Tier 2 Interest Accrual.............  United Kingdom       50,780GBP          50,836
  Jr. Note Tranche JD 3 Tier 3 Interest Accrual.............  United Kingdom      101,561GBP          42,364
  Resettable Facility Note Tranche R5.......................  United Kingdom      760,083GBP         646,782
  Stapled Equity Note.......................................  United Kingdom    1,533,589GBP         869,990
  Stapled Participating Loan Note...........................  United Kingdom      164,016GBP         121,779
Eurotunnel SA:
  Jr. Note Tranche JD 2 Tier 1..............................      France        5,947,387FRF         863,188
  Jr. Note Tranche JD 2 Tier 2..............................      France        3,012,387FRF         412,297
  Jr. Note Tranche JD 2 Tier 3..............................      France        5,403,899FRF         688,224
  Jr. Note Tranche JD 1 & JD 2 Tier 2 Interest Accrual......      France          234,877FRF          23,309
  Jr. Note Tranche JD 1 & JD 2 Tier 3 Interest Accrual......      France          469,755FRF          19,424
  Resettable Note R4........................................      France        5,255,892FRF         434,693
                                                                                              --------------
TOTAL CORPORATE BONDS AND NOTES (COST $6,188,534)...........                                       6,500,850
                                                                                              --------------
BONDS & NOTES IN REORGANIZATION 1.7%
*Anchor Glass Container Corp.:
  zero coupon, 7/15/98......................................  United States       149,611            146,619
  9.91%, 7/15/99............................................  United States       121,259            123,684
*Fokker NV:
  6.50%, 8/26/96............................................   Netherlands      4,000,000DEM         986,150
  7.50%, 6/29/96............................................   Netherlands      4,500,000DEM       1,109,418
  10.00%, 11/22/97..........................................   Netherlands      6,600,000NLG       1,443,811
  6.25%, 11/4/98............................................   Netherlands     14,750,000DEM       3,636,427
*Glunz AG, bank claim:
  5.3125%, 1/15/98, tranche 1...............................     Germany          645,800DEM         282,649
  5.3125%, 1/15/98, tranche 2...............................     Germany        2,870,223DEM       1,256,219
  4.50%, 1/18/98, tranche 3.................................     Germany        2,500,000DEM       1,094,183
*Glunz France SA, bank claim:
  zero coupon, 1/15/98......................................     Germany        3,250,000DEM       1,422,438
  4.3813%, 1/15/98..........................................      France       10,714,285FRF       1,399,981
  4.6813%, 1/15/98..........................................      France       12,500,000FRF       1,633,311
  4.7813%, 1/15/98..........................................      France        1,785,714FRF         233,330
*Northampton Business Parks, bank claim, 1/01/05............  United Kingdom   10,958,393GBP       3,108,297
                                                                                              --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $12,470,865)....                                      17,876,517
                                                                                              --------------

 16

PAGE

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
                                                                COUNTRY         AMOUNT**          VALUE
                                                              ----------------------------------------------
SHORT TERM INVESTMENTS 13.2%
Fannie Mae 5.05% to 5.44% with maturities to 6/18/99........  United States    $88,113,000    $   85,516,381
Federal Home Loan Bank 5.12% to 5.47%
  with maturities to 4/12/00................................  United States    41,000,000         39,951,731
Federal Home Loan Banks, 5.63%, 7/21/98.....................  United States     3,500,000          3,499,902
Federal Home Loan Mortgage Corp. 5.27% to 5.33%
  with maturities to 1/28/00................................  United States     8,160,000          7,934,676
                                                                                              --------------
TOTAL SHORT TERM INVESTMENTS (COST $136,956,658)............                                     136,902,690
                                                                                              --------------
TOTAL INVESTMENTS (COST $838,559,378) 94.4%.................                                     978,219,067
SECURITIES SOLD SHORT (.1)%.................................                                      (1,006,773)
NET EQUITY IN FORWARD CONTRACTS .1%.........................                                       1,049,113
OTHER ASSETS, LESS LIABILITIES 5.6%.........................                                      58,261,155
TOTAL NET ASSETS 100.0%.....................................                                  $1,036,522,562
                                                                                              --------------

SECURITIES SOLD SHORT
ISSUER                                                           COUNTRY           SHARES              VALUE
------------------------------------------------------------------------------------------------------------
Telecom Italia Mobile SpA (Proceeds $983,274)...............      Italy           165,000     $    1,006,773
                                                                                              --------------

CURRENCY ABBREVIATIONS:

DEM  -- German Mark
FRF  -- French Franc
GBP  -- British Pound
NLG  -- Netherland Guilder

*Non-income producing.
**Securities traded in U.S. dollars unless otherwise indicated.
(R)Restricted securities (see note 6).
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in non-controlled affiliated companies at June 30, 1998 were $19,403,943.
                       See Notes to Financial Statements.
                                                                              17

PAGE


MUTUAL EUROPEAN FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $818,985,142)..................    $958,815,124
  Non controlled affiliates (cost $19,574,236)..............      19,403,943    $  978,219,067
                                                                ------------
 Cash.......................................................                        50,412,391
 Receivables:
  Investment securities sold................................                        32,733,422
  Capital shares sold.......................................                         9,709,310
  Dividends and interest....................................                         4,540,605
  From affiliates...........................................                            73,891
 Unrealized gain on forward exchange contracts (Note 7).....                         6,555,890
                                                                                --------------
      Total assets..........................................                     1,082,244,576
                                                                                --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                        31,932,741
  Capital shares redeemed...................................                         4,238,230
  To affiliates.............................................                         1,026,730
 Securities sold short, at value (proceeds $983,274)........                         1,006,773
 Unrealized loss on forward exchange contracts (Note 7).....                         5,506,777
 Accrued liabilities........................................                         2,010,763
                                                                                --------------
      Total liabilities.....................................                        45,722,014
                                                                                --------------
Net assets, at value........................................                    $1,036,522,562
                                                                                --------------
 Net assets consist of:
 Undistributed net investment income........................                    $   11,237,849
 Net unrealized appreciation................................                       140,278,429
 Accumulated net realized gain..............................                        78,246,393
 Capital shares.............................................                       806,759,891
                                                                                --------------
Net assets, at value........................................                    $1,036,522,562
                                                                                --------------

CLASS Z:
 Net asset value and maximum offering price per share
  ($719,949,354 / 47,916,928 shares outstanding)............                            $15.02
                                                                                --------------
CLASS I:
 Net asset value per share ($204,498,155 / 13,692,078 shares
  outstanding)..............................................                            $14.94
                                                                                --------------
 Maximum offering price per share ($14.94 / 95.50%).........                            $15.64
                                                                                --------------
CLASS II:
 Net asset value per share ($112,075,053 / 7,535,953 shares
  outstanding)*.............................................                            $14.87
                                                                                --------------
 Maximum offering price per share ($14.87 / 99.00%).........                            $15.02
                                                                                --------------

*Redemption price per share is equal to net asset value less any applicable sales charge.

                       See Notes to Financial Statements.

PAGE

 18

MUTUAL EUROPEAN FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $1,929,304)
 Dividends..................................................    $12,638,482
 Interest...................................................      3,471,396
                                                                -----------
      Total investment income...............................                      $ 16,109,878
                                                                                  ------------
Expenses:
 Management fees (Note 3)...................................      3,375,568
 Administrative fees (Note 3)...............................        325,285
 Distribution fees (Note 3)
   Class I..................................................        247,783
   Class II.................................................        372,492
 Transfer agent fees (Note 3)...............................        371,337
 Custodian fees.............................................        216,757
 Reports to shareholders....................................         87,520
 Registration and filing fees...............................        117,471
 Professional fees..........................................         11,811
 Directors' fees and expenses...............................          8,156
 Other......................................................            578
                                                                -----------
      Total expenses........................................                         5,134,758
      Expenses waived/paid by affiliate (Note 3)............                          (143,432)
                                                                                  ------------
          Net expenses......................................                         4,991,326
                                                                                  ------------
            Net investment income...........................                        11,118,552
                                                                                  ------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................     46,408,755
  Foreign currency transactions.............................      7,428,997
                                                                -----------
     Net realized gain......................................                        53,837,752
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     76,508,749
  Translation of assets and liabilities denominated in
    foreign currencies......................................     (4,727,189)
                                                                -----------
     Net unrealized appreciation............................                        71,781,560
                                                                                  ------------
Net realized and unrealized gain............................                       125,619,312
                                                                                  ------------
Net increase in net assets resulting from operations........                      $136,737,864
                                                                                  ------------

                       See Notes to Financial Statements.
                                                                              19

PAGE


MUTUAL EUROPEAN FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1998            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1997
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   11,118,552          $ 16,130,376
  Net realized gain from investments and foreign currency
    transactions............................................         53,837,752            74,561,133
  Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................         71,781,560            40,060,817
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....        136,737,864           130,752,326
 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................                 --           (34,010,794)
   Class I..................................................                 --            (5,190,859)
   Class II.................................................                 --            (2,628,833)
  Net realized gains:
   Class Z..................................................                 --           (22,774,808)
   Class I..................................................                 --            (3,590,901)
   Class II.................................................                 --            (1,912,553)
 Capital share transactions (Note 2):
   Class Z..................................................         67,864,355            36,143,016
   Class I..................................................         90,339,074            83,196,564
   Class II.................................................         52,395,732            46,753,423
                                                                ----------------------------------------
    Net increase in net assets..............................        347,337,025           226,736,581
Net assets:
 Beginning of period........................................        689,185,537           462,448,956
                                                                ----------------------------------------
 End of period..............................................     $1,036,522,562          $689,185,537
                                                                ----------------------------------------
Undistributed net investment income included in net assets:
 End of period..............................................     $   11,237,849          $    119,297
                                                                ----------------------------------------

                       See Notes to Financial Statements.

PAGE

 20

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual European Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                                                                              21
PAGE

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

g. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class Z, Class I and Class II shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

 22

PAGE

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)
At June 30, 1998, there were 400 million Fund shares authorized ($0.001 par value) of which 200 million, 100 million, and 100 million were designated as Class Z, Class I, and Class II shares, respectively. Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                 JUNE 30, 1998                     DECEMBER 31, 1997
                                                          ----------------------------------------------------------------
                                                            SHARES         AMOUNT               SHARES          AMOUNT
                                                          ----------------------------------------------------------------
CLASS Z SHARES:
Shares sold.............................................  12,599,714    $ 184,017,606          19,930,968    $ 248,766,946
Shares issued on reinvestment of distributions..........          --               --           3,501,875       43,592,209
Shares redeemed.........................................  (8,094,523)    (116,153,251)        (19,568,039)    (256,216,139)
                                                          ----------------------------------------------------------------
Net increase............................................   4,505,191    $  67,864,355           3,864,804    $  36,143,016
                                                          ----------------------------------------------------------------

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                 JUNE 30, 1998                     DECEMBER 31, 1997
                                                          ----------------------------------------------------------------
                                                            SHARES         AMOUNT               SHARES          AMOUNT
                                                          ----------------------------------------------------------------
CLASS I SHARES:
Shares sold.............................................  14,464,523    $ 211,256,054           9,533,956    $ 121,476,325
Shares issued on reinvestment of distributions..........          --               --             620,677        7,685,745
Shares redeemed.........................................  (8,192,868)    (120,916,980)         (3,542,483)     (45,965,506)
                                                          ----------------------------------------------------------------
Net increase............................................   6,271,655    $  90,339,074           6,612,150    $  83,196,564
                                                          ----------------------------------------------------------------

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                 JUNE 30, 1998                     DECEMBER 31, 1997
                                                          ----------------------------------------------------------------
                                                            SHARES         AMOUNT               SHARES          AMOUNT
                                                          ----------------------------------------------------------------
CLASS II SHARES:
Shares sold.............................................   3,976,557    $  57,708,114           3,726,239    $  47,508,558
Shares issued on reinvestment of distributions..........          --               --             346,987        4,280,950
Shares redeemed.........................................    (367,568)      (5,312,382)           (388,267)      (5,036,085)
                                                          ----------------------------------------------------------------
Net increase............................................   3,608,989    $  52,395,732           3,684,959    $  46,753,423
                                                          ----------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

                                                                              23
PAGE

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to Franklin Mutual of 0.80% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Distributors received net commissions on sales of those Fund shares and received contingent deferred sales charges for the period of $54,525 and $19,340, respectively.

4. INCOME TAXES

At June 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $837,962,621 was as follows:

Unrealized appreciation.....................................  $168,573,629
Unrealized depreciation.....................................   (29,323,956)
                                                              ------------
Net unrealized appreciation.................................  $139,249,673
                                                              ------------

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998, aggregated $382,988,018 and $215,327,724, respectively.

 24

PAGE

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1998 are as follows:

                                                                                ACQUISITION
NUMBER OF SHARES                              ISSUER                               DATE          VALUE
---------------------------------------------------------------------------------------------------------
     56,250        Security Capital Global Realty..............................   4/8/98       $1,125,000
                                                                                               ----------
TOTAL RESTRICTED SECURITIES (COST $1,125,000) (0.11% OF NET ASSETS)............

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

                                                                              25
PAGE

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
As of June 30, 1998, the Fund had the following forward exchange contracts outstanding:


                                                                                   IN        SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                             EXCHANGE FOR      DATE            GAIN/(LOSS
-----------------                                                             ---------------------------------------------
     10,668,112  British Pounds.......................................  U.S.  $17,410,247      7/20/98    U.S.  $   369,544
      1,696,036  Norwegian Krone......................................            220,522      9/10/98                  855
                                                                              ------------                      -----------
                                                                        U.S.  $17,630,769                           370,399
                                                                              ------------                      -----------
CONTRACTS TO SELL:
------------------
      2,019,045  Australian Dollars...................................  U.S.  $ 1,329,844      10/6/98               77,991
     83,783,297  Austrian Shilling....................................          6,669,848       8/4/98               58,118
    684,584,690  Belgium Francs.......................................         18,977,230     11/12/98              565,345
     16,099,840  British Pounds.......................................         26,774,034     10/15/98               75,213
     10,859,267  Canadian Dollars.....................................          7,670,575      7/31/98              280,677
      4,907,800  Canadian Dollars.....................................          3,384,690     11/30/98               38,504
    164,218,480  Danish Krone.........................................         24,107,702     10/27/98              100,683
     43,000,000  German Marks.........................................         24,022,346      9/18/98               84,474
     30,204,952  German Marks.........................................         16,978,613     12/18/98               76,946
      8,521,851  Dutch Guilders.......................................          4,272,461      9/17/98               62,831
     51,015,566  Dutch Guilders.......................................         25,657,148     12/10/98              331,854
    198,733,999  Finnish Markka.......................................         36,534,936       9/3/98              178,994
    176,014,700  French Francs........................................         29,325,891      7/17/98              181,892
    261,756,902  French Francs........................................         43,651,350      8/28/98              200,140
     50,000,000  French Francs........................................          8,419,351      9/11/98              112,908
    180,243,037  French Francs........................................         30,211,972     10/19/98              204,042
    106,322,948  French Francs........................................         18,020,839     11/18/98              289,255
     54,836,062  French Francs........................................          9,294,248     12/11/98              137,163
  1,260,180,870  Japanese Yen.........................................          9,399,025     12/21/98               79,108
    179,364,698  Norwegian Krone......................................         23,955,830      9/10/98              543,986
     19,307,750  Spanish Peseta.......................................            128,120      8/17/98                1,783
     65,365,510  Swedish Krona........................................          8,232,432      8/17/98               19,890
    267,476,031  Swedish Krona........................................         34,033,216      9/18/98              383,566
     18,127,667  Swedish Krona........................................          2,357,964     10/21/98               74,250
    289,361,985  Swedish Krona........................................         37,598,172     11/16/98            1,104,012
     32,691,761  Swiss Francs.........................................         22,539,635     12/10/98              625,248
                                                                              ------------                      -----------
                                                                        U.S.  $473,547,472                        5,888,873
                                                                              ------------
      Net unrealized gain on offsetting forward exchange contracts....                                              296,618
                                                                                                                -----------
        Unrealized gain on forward exchange contracts.................                                            6,555,890
                                                                                                                -----------

 26

PAGE

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)


                                                                                   IN        SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                             EXCHANGE FOR      DATE            GAIN/(LOSS
-----------------                                                             ---------------------------------------------
     45,916,431  Norwegian Krone......................................  U.S.  $ 6,098,041      9/10/98    U.S.$    (104,730)
  1,726,318,655  Spanish Peseta.......................................         11,308,258      8/17/98              (12,313)
     33,876,403  Swedish Krona........................................          4,300,018     11/16/98              (27,547)
      1,645,851  Swiss Francs.........................................          1,122,298     12/10/98              (19,029)
                                                                              ------------                      -----------
                                                                        U.S.  $22,828,615                          (163,619)
                                                                              ------------                      -----------
CONTRACTS TO SELL:
------------------
     53,959,042  British Pounds.......................................  U.S.  $87,370,870      7/20/98           (2,558,869)
     22,574,203  British Pounds.......................................         36,764,029      8/17/98             (799,415)
     13,000,000  British Pounds.......................................         21,476,325      9/18/98             (115,848)
     15,000,000  British Pounds.......................................         24,585,000     11/18/98             (240,778)
     13,006,759  British Pounds.......................................         21,266,052     12/18/98             (223,347)
     33,151,210  Dutch Guilders.......................................         16,281,955      9/17/98              (94,108)
     10,868,988  Finnish Markka.......................................          1,977,978       9/3/98              (10,370)
    107,646,647  French Francs........................................         17,659,848      8/28/98             (209,318)
 67,359,818,670  Italian Lira.........................................         38,162,041       4/2/99              (77,341)
      8,390,127  New Zealand Dollars..................................          4,146,736      8/17/98             (194,664)
    686,200,000  Portuguese Escudo....................................          3,707,185      9/17/98              (19,391)
  2,623,122,526  Spanish Peseta.......................................         17,060,223      8/17/98             (103,843)
    176,781,506  Swedish Krona........................................         21,900,040      7/17/98             (282,723)
    175,000,000  Swedish Krona........................................         21,668,607      8/17/98             (318,445)
     24,618,647  Swedish Krona........................................          3,074,833      9/18/98              (22,301)
     35,026,020  Swedish Krona........................................          4,361,678     11/16/98              (55,783)
    104,387,521  Swedish Krona........................................         13,164,452     12/14/98              (16,614)
                                                                              ------------                      -----------
                                                                        U.S.  $354,627,852                       (5,343,158)
                                                                              ------------                      -----------
        Unrealized loss on forward exchange contracts.................                                           (5,506,777)
                                                                                                                -----------
          Net unrealized gain on forward exchange contracts...........                                    U.S.  $ 1,049,113
                                                                                                                -----------

                                                                              27

PAGE


                       This page intentionally left blank

PAGE

LITERATURE REQUEST
For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN (R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)



*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           07/98

PAGE


BOARD OF DIRECTORS
Michael F. Price (Chairman)
Peter A. Langerman
Edward I. Altman
Ann Torre Grant
Andrew H. Hines, Jr.
William J. Lippman
Bruce A. MacPherson
Fred R. Millsaps
Leonard Rubin
Vaughn R. Sturtevant, M.D.
Robert E. Wade


INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

SHAREHOLDER SERVICES
1-800-632-2301 - (Class I & II)
1-800-448-FUND - (Class Z)

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the prospectus of the Mutual European Fund, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

478 ZS98 08/98

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